Summary of Other Liabilities (Parenthetical) (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of financial liabilities [abstract]
Dividends and distributions payable	$ 1,286	$ 0